COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Strategic Income Fund, Variable Series

(the “Fund”)

Supplement dated August 11, 2010 to the

Statement of Additional Information dated April 29, 2010, as supplemented

The section entitled “Investment Advisory and Other Services –The Advisor and Investment Advisory Services” is revised as follows:

1.	All references to Laura Ostrander and Scott Schroepfer as Portfolio Managers of the Fund are deleted.

2.	The following is added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund(s)
Brian Lavin	Strategic Income Fund VS

3.	The following is added to the table under the heading “Performance Benchmarks”:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Brian Lavin	Strategic Income Fund VS	Barclays Capital Government/ Credit Bond Index Blended Benchmark*	Lipper General Bond Funds Variable Underlying Funds (VUF) Classification

*	A custom composite established by the Advisor, consisting of a 35% weighting of the Barclays Capital Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index-Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

4.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s) – Strategic Income Fund VS”:

	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Brian Lavin*	2	$2.92 billion	1	$9.56 million	4	$766.77 million

*	Account information is provided as of April 30, 2010.

5.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance” – Strategic Income Fund VS”:

	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Brian Lavin*	0	$0	0	$0	0	$0

*	Account information is provided as of April 30, 2010.

6.	The following is added to the table under the heading “Portfolio Manager Ownership of the Funds as of December 31, 2009”:

Portfolio Manager	Fund(s)	Dollar Range of Equity Securities in the Fund Beneficially Owned
Brian Lavin*	Strategic Income Fund VS	None

*	Account information is provided as of April 30, 2010.

Shareholders should retain this Supplement for future reference.

C-1036-1 A (8/10)